Incentive Programs	6 Months Ended
Jun. 30, 2023
Incentive Programs
Incentive Programs

Note 9 - Incentive Programs

	June 30, 2023
	Options	Share Awards	Total
	Outstanding	Outstanding	Outstanding
Incentive Programs
Warrant program 2019/2022	—	—	—
Board LTIP 2020	—	—	—
Board LTIP 2021	—	22,882	22,882
Board LTIP 2022	—	37,136	37,136
Board LTIP 2023	—	40,957	40,957
ESOP 2020	1,364,730	—	1,364,730
ESOP 2021	1,468,500	—	1,468,500
ESOP 2022	1,961,000	—	1,961,000
Total Outstanding	4,794,230	100,975	4,895,205

	June 30, 2022
	Warrants	Options	Share Awards	Total
	Outstanding	Outstanding	Outstanding	Outstanding
Incentive Programs
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2019	—	—	31,371	31,371
Board LTIP 2020	—	—	26,968	26,968
Board LTIP 2021	—	—	40,706	40,706
Board LTIP 2022	—	—	—	—
ESOP 2020	—	1,444,000	—	1,444,000
ESOP 2021	—	1,495,000	—	1,495,000
ESOP 2022	—	—	—	—
Total Outstanding	422,500	2,939,000	99,045	3,460,545

Board LTIP 2021:

This is a performance-based long-term incentive program for Calliditas Board members. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2021 Annual General Meeting to July 1, 2024.

Board LTIP 2022:

This is a performance-based long-term incentive program for Calliditas Board members. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2022 Annual General Meeting to July 1, 2025.

Board LTIP 2023:

This is a performance-based long-term incentive program for Calliditas Board members. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2023 Annual General Meeting to July 1, 2026.

ESOP Programs

Calliditas implements option programs for employees and key consultants in Calliditas. The options are granted free of charge to participants of the program. The options have a three-year vesting period calculated from the grant date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period. Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the grant date. The options have, at the time of each issue, been valued according to the Black & Scholes valuation model.